Fair value of financial assets and liabilities not measured at fair value - Narrative (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	€ 1,048,187		€ 1,061,742	€ 1,052,713
Contingent consideration | Level 3 | Non-recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Total liabilities	€ 0	€ 9,555	€ 9,618